Capital Management (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Capital Managed

	December 31, 2023	December 31, 2022
	$	$
Current portion of long-term debt	146.7	52.2
Non-current portion of long-term debt	982.3	1,183.6
Long-term debt	1,129.0	1,235.8
Bank indebtedness	23.6	65.4
Less: cash and cash equivalents	(352.9)	(148.3)
Net debt	799.7	1,152.9
Shareholders’ equity	2,756.6	2,286.0
Total capital managed	3,556.3	3,438.9